Annual Fund Operating Expenses - Institutional - BlackRock GA Disciplined Volatility Equity Fund - Institutional	Feb. 26, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.40%	[1]
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	4.83%
Component2 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	4.87%
Acquired Fund Fees and Expenses	0.02%	[2]
Expenses (as a percentage of Assets)	5.29%	[2]
Fee Waiver or Reimbursement	(4.72%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.57%	[1],[3]

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 48, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through February 28, 2022. In addition, BlackRock has contractually agreed to waive its management fee by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through February 28, 2022. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of Managed Account Series (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include Acquired Fund Fees and Expenses.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 48, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.55% of average daily net assets through February 28, 2022. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements and such repayment arrangement will terminate on June 1, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.